SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES [Abstract]
Schedule of Property, Plant and Equipment, Depreciation, Estimated Lives

Property, plant and equipment are recorded at cost less accumulated depreciation. Depreciation is recognized on a straight-line basis over the following estimated useful lives:

Buildings and plant	20 years
Machinery and equipment	10 years
Furniture, fixtures and equipment	3-5 years
Motor vehicles	6 years

Schedule of Customers of Accounts Receivable

The following customers accounted for 10% or more of accounts receivable:

	December 31,
Accounts receivable	2011	2012
Customer A	$2,655,592	$12,529,889
Customer C	$2,549,318	$3,568,910
Customer H	$5,947,325	$-
Customer D	$2,823,130	$1,842,310

Schedule of Share-Based Compensation Expenses

For the years ended December 31, 2010, 2011 and 2012, the Group recognized share-based compensation expense of $1,614,755, $2,206,025 and $2,249,834 respectively, which was classified as follows:

	Year ended December 31,
	2010	2011	2012
Selling, general and administrative expenses	$1,513,137	$2,068,115	$2,018,817
Research and development expenses	96,827	75,508	175,242
Cost of sales	4,791	62,402	55,775

Total	$1,614,755	$2,206,025	$2,249,834